Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders [Abstract]
Basic loss per share – cents per share	$ 38	$ 22.5	$ 75.59	$ 293.24
Basic loss per share	$ 0.38	$ 0.22	$ 0.76	$ 2.93	$ 3.32	$ 1.02
The loss and weighted average number of common stocks used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year (in Dollars)	$ 6,031	$ 3,571	$ 11,998	$ 44,637	$ 48,811	$ 10,818
- Weighted average number of common stocks (number) (in Shares)	15,873,113	15,873,113	15,873,113	15,221,900	15,384,704	11,921,292